Loans receivable (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans Receivable Details [Line Items]
Gross loans receivable	$ 72,696	$ 74,272
Allowance for loan losses	(14,076)	(12,555)	$ (13,073)
Loans receivable, net	58,620	61,717
Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	61,095	63,342
Allowance for loan losses	(7,088)	(6,445)
Loans receivable, net	54,007	56,897
Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	1,887	1,904
Allowance for loan losses	(1,336)	(1,266)
Loans receivable, net	551	638
Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	9,714	9,026
Allowance for loan losses	(5,652)	(4,844)
Loans receivable, net	$ 4,062	$ 4,182
Strong [Member]
Loans Receivable Details [Line Items]
Days past due	Not past due	Not past due
Gross loans receivable	$ 58,171	$ 59,938
Strong [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 58,171	$ 59,938
Lower risk [Member]
Loans Receivable Details [Line Items]
Days past due	1-30 days past due	1-30 days past due
Gross loans receivable	$ 2,924	$ 3,404
Lower risk [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 2,924	$ 3,404
Medium risk [Member]
Loans Receivable Details [Line Items]
Days past due	31-60 days past due	31-60 days past due
Gross loans receivable	$ 1,024	$ 1,096
Medium risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 1,024	$ 1,096
Higher risk [Member]
Loans Receivable Details [Line Items]
Days past due	61-90 days past due	61-90 days past due
Gross loans receivable	$ 863	$ 808
Higher risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 863	$ 808
Non-performing [Member]
Loans Receivable Details [Line Items]
Days past due	91+ days past due or bankrupt	91+ days past due or bankrupt
Gross loans receivable	$ 9,714	$ 9,026
Non-performing [Member] | Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 9,714	$ 9,026